Form N-1A Cover	Jan. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Document Effective Date	Feb. 01, 2026
Entity Central Index Key	0001537140
Document Creation Date	Jan. 28, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026